STATEMENTS OF FINANCIAL CONDITION (USD $)	Dec. 31, 2013	Dec. 31, 2012
Equity in commodity trading accounts:
Cash (including restricted cash of $74,790,241 for 2013 and $88,048,482 for 2012)	$ 974,168,421	$ 1,094,747,864
Net unrealized profit on open futures contracts	30,289,658	13,181,192
Net unrealized profit on open forwards contracts	927,780	2,787,207
Cash	631,442	872,010
Accrued interest receivable	200	646
TOTAL ASSETS	1,006,017,501	1,111,588,919
LIABILITIES:
Brokerage commissions payable	7,723	5,975
Sponsor and Advisory fees payable	9,079,002	3,208,763
Redemptions payable	17,236,150	10,403,455
Net unrealized loss on open futures contracts		3,495,313
Net unrealized loss on open forwards contracts	688,767	1,636,300
Other liabilities	656,454	451,936
Total liabilities	27,668,096	19,201,742
MEMBERS' CAPITAL:
Members' Interest (632,945,962 Units and 695,939,035 Units)	978,349,405	1,092,387,177
Total members' capital	978,349,405	1,092,387,177
TOTAL LIABILITIES AND MEMBERS' CAPITAL	$ 1,006,017,501	$ 1,111,588,919